Leases - Disclosure of maturity analysis of operating lease payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease maturities	$ 35,056
Interest	5,928
Total Lease Liability	29,128	$ 32,990	$ 35,348
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease maturities	6,673
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease maturities	6,763
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease maturities	5,168
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease maturities	4,419
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease maturities	4,551
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease maturities	$ 7,483